Principal joint ventures and associates - Summary financial information for joint ventures by fair value (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Joint Ventures And Associates [Line Items]
Consolidated sales revenue		$ 55,554	$ 63,495	$ 44,611
Other operating costs		(47)	(47)	(46)
Finance expense		(335)	(243)	(268)
Income tax		(5,586)	(8,258)	(4,991)
Profit after tax for the year		13,076	22,575	10,400
Other comprehensive profit		(1,869)	(1,270)	2,584
Total comprehensive income	[1]	11,207	21,305	$ 12,984
Non-current assets		77,771	78,464
Current assets		18,973	24,432
Non-current liabilities		(32,867)	(33,679)
Net assets		52,274	56,590
– cash and cash equivalents		6,775	12,807
Minera Escondida Ltda
Disclosure Of Joint Ventures And Associates [Line Items]
Consolidated sales revenue		8,760	9,783
Depreciation and amortisation		(1,100)	(1,160)
Other operating costs		(3,280)	(3,066)
Operating profit		4,380	5,557
Finance expense		(207)	(134)
Income tax		(1,590)	(2,133)
Profit after tax for the year		2,583	3,290
Other comprehensive profit		17	40
Total comprehensive income		2,600	3,330
Non-current assets		11,853	11,490
Current assets		2,563	2,857
Current liabilities		(1,450)	(2,017)
Non-current liabilities		(5,063)	(4,633)
Net assets		7,903	7,697
– cash and cash equivalents		377	857
– current financial liabilities		(340)	(550)
– non-current financial liabilities		(3,060)	(2,660)
Dividends received from joint venture (Rio Tinto share)		813	1,374
Sohar Aluminium Co. L.L.C.
Disclosure Of Joint Ventures And Associates [Line Items]
Consolidated sales revenue		1,130	900
Depreciation and amortisation		(120)	(115)
Other operating costs		(685)	(510)
Operating profit		325	275
Finance expense		(35)	(30)
Income tax		(45)	(35)
Profit after tax for the year		245	210
Other comprehensive profit		0	0
Total comprehensive income		245	210
Non-current assets		1,713	1,765
Current assets		389	360
Current liabilities		(167)	(175)
Non-current liabilities		(700)	(730)
Net assets		1,235	1,220
– cash and cash equivalents		50	45
– current financial liabilities		(25)	(40)
– non-current financial liabilities		(530)	(560)
Dividends received from joint venture (Rio Tinto share)		$ 46	$ 47

[1]	Refer to the Group statement of comprehensive income for further details. Adjustments to other reserves include currency translation attributable to owners of Rio Tinto, other than that arising on Rio Tinto Limited’s share capital.